Consolidated Statements of Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 3,061,110	$ 3,443,569
Investment securities available for sale
Unrealized holding gains (losses)	(35,609)	51,631
Tax effect	10,712	(19,252)
Reclassification of losses recognized in net income	8,993	1,670
Tax effect	(3,058)	(568)
Total other comprehensive income	(18,962)	33,481
Comprehensive income	$ 3,042,148	$ 3,477,050